Accrued Pension And Severance Costs (Schedule Of Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	¥ 38,433	¥ 34,285
Accumulated benefit obligation	37,531	33,454
Fair value of plan assets	19,995	20,282
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	10,214
Accumulated benefit obligation	8,638
Fair value of plan assets	¥ 4,636